Loss Per Share	6 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
LOSS PER SHARE
11.	LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per common share for the six months ended December 31, 2020 and 2019, respectively:

	For the Six Months Ended December 31,
	2020	2019
	(unaudited)	(unaudited)
Net loss attributable to Urban Tea's shareholders	$(681,041)	$(1,335,766)

Weighted Average Shares Outstanding-Basic and Diluted	$7,237,052	$3,128,901

Loss per share- basic and diluted	$(0.9)	$(0.4)

Basic income per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted income per share is the same as basic loss per share due to the lack of dilutive items in the Company for the six months ended December 31, 2020 and 2019. The number of warrants is excluded from the computation as the anti-dilutive effect.